EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Net Income (Loss)	$ 1,301,696	$ 3,260,810	$ 7,600,903	$ 6,018,657
Care Smile, LLC
Related Party Transaction [Line Items]
Net Income (Loss)	(46)	26,752
Total capitation payments	$ 0	$ 182,000	$ 222,000	$ 637,000